Litigation	12 Months Ended
Dec. 31, 2020
Legal proceedings provision [abstract]
Litigation

Note 18    Litigation

This note presents all of the significant disputes in which the Group is involved with the exception of litigation relating to disputes between Orange and the tax or social administrations in relation to operational or income taxes or social contributions. These disputes are described, respectively, in Notes 11 and 7.2.

As at December 31, 2020, the provisions for risks recorded by the Group for all the disputes (except those presented in Notes 11 and 7.2) amounted to 525 million euros (versus 643 million euros at December 31, 2019 and 572 million euros at December 31, 2018). Orange believes that any disclosure on a case-by-case basis could seriously harm the Group’s position. The balance and overall movements on provisions are presented in Note 6.2.

France

Mobile services

–  In parallel to the judicial inquiry for which a final ruling was handed down on December 17, 2015 a final verdict was reached by the French Competition Authority fining Orange 350 million euros for having implemented four anti-competitive practices in the "Enterprise" market segment and imposing injunctions, SFR brought an action on June 18, 2015, for damages suffered because of Orange’s practices. After several successive increases in April 2016 and September 2018, SFR raised its claim from the initial 512 million euros to 3 billion euros in July 2019. The Group believes this claim represents a risk. In the wake of this decision, Céleste and Adista also brought actions against Orange before the Paris Commercial Court for damages. To date, the overall claims of SFR, Céleste and Adista represent a total of 3.1 billion euros. These cases are currently being investigated by the courts and a decision of the Paris Commercial Court is expected by the end of the first quarter 2021 in the SFR case.

–  Concurrently to their complaints filed with the French Competition Authority, regarding practices of Orange in the mobile and fixed-to-mobile markets in the French Caribbean and in French Guyana, for which Orange was definitively ordered to pay a fine of 63 million euros in December 2009 reduced to 60 million euros by the Paris Court of Appeal in July 2013, Digicel and Outremer Telecom initiated before the Paris Commercial Court respectively in March 2009 and October 2010, legal actions for alleged damages stemming from these practices, in an amount which Digicel had assessed at 329 million euros increased to 493 million euros in November 2015 and Outremer at 75 million euros. After it was ordered by the Paris Commercial Court in March 2015 that 8 million euros should be paid to Outremer Telecom, the Paris Court of Appeal decreased the amount of the fine to 3 million euros in May 2017, noting inter alia that the damages should be discounted at the statutory rate of interests. On December 18, 2017 the Paris Commercial Court ordered Orange to pay Digicel the sum of 180 million euros, to be discounted from March 2009 until the date of payment at a rate of interest higher than that adopted by the Paris Court of Appeal in the Outremer Telecom litigation, i.e. a total amount of 346 million euros. Orange filed an appeal and, at the same time, obtained from the Paris Court of Appeal on February 6, 2018, the right to escrow only the notional amount of the penalty until the court ruled on the merits of the case. On June 17, 2020, the Paris Court of Appeal overturned the discounting method applied to the damages set forth in the judgement rendered by the Paris Commercial Court on December 18, 2017, which ordered Orange to pay to Digicel 180 million euros in principal. Following this judgment, Orange was refunded 97 million euros. Orange appealed to the French Supreme Court and re-assessed the risk related to the possible reversal of the Court of Appeal’s judgment, which would return the parties to the situation following the first-instance court’s decision.

Fixed-line services

–  In 2010, SFR and then Verizon summoned Orange SA to appear before the Paris Commercial Court demanding the reimbursement of alleged overpayments on interconnection services provided by Orange, the price of which allegedly did not reflect their cost. On June 18 and 25, 2013, the Paris Commercial Court dismissed their claims but ordered Orange to pay Verizon 1 million euros damages with respect to services provided in 2008. Orange paid this amount in 2013. SFR and Verizon filed appeals against these decisions. In December 2015, the Paris Court of Appeal dismissed in full the claims made by SFR and confirmed the first instance decision. In September 2017, the French Supreme Court rejected SFR's appeal. Furthermore, in April 2017, the Paris Court of Appeal dismissed Verizon completely and reversed the compensation of 1 million euros granted for services provided in 2008. On June 5, 2019, the French Supreme Court annulled the decision of the Paris Court of Appeal and restored the parties to the situation they were in following the first instance court's decision rendered on June 25, 2013. The proceedings are still ongoing.

–  In 2012, SFR brought an action against Orange SA before the Paris Commercial Court denouncing its retail offers for the secondary residences market and claiming 218 million euros for losses allegedly suffered. In February 2014, the trial court ruled that Orange had abused its dominant position and ordered it to pay 51 million euros in damages to SFR. In October 2014, the Paris Court of Appeal annulled this decision which was then reversed by the French Supreme Court on April 12, 2016. Orange had then to pay 53 million euros to SFR pursuant to the trial court's ruling. SFR had raised its claims to 257 million euros before the Court of Appeal. On June 8, 2018, the Court of Appeal sentenced Orange to pay 54 million euros. Orange paid the balance following the cancellation of the previous ruling from the Court of Appeal and appealed to the French Supreme Court. On September 16, 2020, the French Supreme Court overturned the judgment handed down by the Court of Appeal and restored the parties to the situation they were in following the Paris Commercial Court’s decision. Orange applied to the Court of Appeal to have its conviction overturned and the return of the sums awarded.

Other proceedings in France

–  In June 2018, Iliad brought summary proceedings against Orange SA before the presiding judge of the Paris Commercial Court, aiming to ban some of its mobile telephony offers proposing mobile handsets at attractive prices accompanied by a subscription package, on the grounds that they constituted consumer credit offers. The case is currently being investigated by the judges deciding on the merits of the case. On October 16, 2020, Iliad, for the first time, assessed its loss at 790 million euros.

–  In December 2018 the administrators of former UK retailer Phones 4U, (which is in administration and no longer trading), filed a claim against the three main UK mobile network operators, including EE, and their respective existing or former parent companies including Orange. The claim (of an unquantified amount) is currently being disputed before the High Court of England and Wales. Orange challenges vigorously the allegations raised by Phones 4U which include collusion.

–  Orange Bank is the object of two historic lawsuits whereby the plaintiffs claim in total about 350 million euros in financial damages that they allege to have suffered. As Orange Bank believes these claims to be without merit and is contesting them strongly, the Group has not recognized any financial liability.

–  In August 2020, ASSIA brought proceedings against Orange SA before the Paris Civil Court for infringement of two dynamic xDSL line management patents. ASSIA claims a total of around 500 million euros for the financial damage it claims to have suffered. Orange SA considers its claims to be unfounded and challenges them. The proceedings are currently being examined by the judges deciding on the merits of the case.

–  The Evaluation and Compensation Committee, set up as part of the France Telecom employee-related crisis trial, to examine individual claims submitted by individuals present in the company between 2007 and 2010 and their beneficiaries, extended the period for submitting files until December 31, 2020. This Committee is continuing to analyze and process the requests received. At the end of December 2020, around 1,700 individual requests had been received, about 470 of which had been closed subsequent to an agreement and the other requests are being processed.

Poland

–  In 2011, the Polish Competition Authority (UOKiK) sanctioned the four major Polish mobile operators, including Orange Polska, for collusion to delay the development of new services in the mobile television market. This sanction was nullified in 2015 by the Court for the protection of competition and consumers. In 2017, the Court of Appeal dismissed the appeal of the UOKiK, who appealed to the Supreme Court. On November 26, 2016, the company Magna Polonia brought suit jointly and severally against the operators to the Warsaw Commercial Court and claimed 618 million zlotys (144 million euros) for the damages it allegedly sustained due to these practices. On February 9, 2018, the Warsaw Commercial Court examined the Magna Polonia claim and decided to postpone its ruling until after the Polish Supreme Court had come to a decision. On October 31, 2019, the Supreme Court confirmed the inexistence of collusive practices, thus rendering the claim made by Magna Polonia to the Warsaw Commercial Court without merits. In November 2019, Magna Polonia withdrew from the proceedings and, on December 13, 2019, the court interrupted the proceedings. The dispute is now closed.

–  In 2013, the UOKiK opened an investigation on the country’s three main mobile operators, including Orange Polska, for abuse of a dominant position in relation with the retail rates imposed by these three operators on the calls made to the network of the polish P4 operator. On January 2, 2018, UOKIK suspended the proceedings against the three operators as there were no longer anti-competitive grounds. In addition, in 2015 P4 issued two claims for damages for a total amount of 630 million zlotys (138 million euros) against the three operators jointly, as compensation for the loss it alleged to have suffered in relation to the contested pricing practices. In 2018, the Court of First Instance dismissed in its entirety the first compensation claim in the amount of 316 million zlotys (70 million euros). P4 has appealed against this decision. On December 28, 2020, the Court of Appeal dismissed the judgment rendered by the Court of First Instance and referred the parties to the Court of First Instance. P4’s second claim for compensation for 314 million zlotys (69 million euros) has not yet been notified on Orange Polska.

Romania

–  On March 29, 2016, investigators from the Romanian Competition Council made an investigation at the headquarters of Orange Romania, concerning possible discriminatory practices in the mobile payment and advertising markets. Following the investigation, the Competition Council fined Orange Romania 65 million leu (13 million euros) on December 18, 2018. Orange Romania was notified of this decision on April 15, 2019 and filed an appeal on May 9, 2019. The proceedings are ongoing.

Middle East and Africa

–  A number of shareholder disputes are ongoing between the joint venture comprising Agility and Orange, on the one hand, and its Iraqi co-shareholder in the capital of the Iraqi operator Korek Telecom, on the other. These disputes, which concern various breaches of contractual documents, are the subject of pre-contentious proceedings and arbitral and judicial proceedings in various countries. In addition, on March 19, 2019, following an administrative decree adopted by the Iraqi Ministry of Trade and Industry, the General Directorate of Companies in Erbil (Iraqi Kurdistan) implemented the 2014 decision of the Iraqi regulatory authority (CMC) to cancel the partnership dated March 2011 between the operator Korek Telecom, Agility and Orange and to restore the shareholding of Korek Telecom as it existed before Orange and Agility had acquired a stake. As a result, the registration of Korek Telecom shares in the name of the original shareholders was imposed without any compensation or reimbursement of the amounts invested. Orange thus considers that it was thus unlawfully expropriated of its investment and, on March 24, 2019, sent a notice of dispute to the Republic of Iraq based on the Bilateral lnvestment Treaty between France and Iraq. In the absence of an amicable settlement with the Iraqi State, Orange submitted a request for arbitration with the International Center for the Settlement of Investment Disputes (ICSID) on October 2, 2020.

–  In Jordan, the telecom operator Zain, brought an action against Jordan Telecommunications Company (Orange Jordan) for failure to open geographical numbers allocated by the Jordanian regulator. Zain has estimated its damages at 250 million Jordanian dinars (288 million euros). An arbitration proceeding is ongoing. Orange Jordan considers that the amount of the claim is not justified.

In order to provide its telecommunication services, the Group sometimes uses fixed assets of other parties. Terms of use of these assets are not always formalized. The Group is sometimes subject of claims and might be subject to future claims in this respect, which could result in a cash outflow in the future. The amount of the potential obligations or future commitments cannot be measured with sufficient reliability due to legal complexities involved.

Other than proceedings that may be initiated in respect of tax and social audits (see Notes 7.2 and 11), there are no other administrative, legal or arbitration proceedings, including any proceedings that are pending, suspended or threatened, of which Orange is aware of, which may have or have had in the last 12 months a material impact on the Company’s and/or Group’s financial position or profitability.